STOCK WARRANTS (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Warrants-Number of Shares
Balance at January 1	15,448,056	9,018,609
Granted		13,164,340
Exercised		(6,734,893)
Cancelled
Balance at December 31		15,448,056
Warrants Outstanding-Weighted Average Exercise Price
Balance at January 1	$ 0.27	$ 0.72
Granted		0.25
Cancelled		0.81
Balance at December 31		$ 0.27
Exercisable December 31, Shares		0.68
Exercisable December 31, Exercise Price		$ 0.62
Weighted Average Remaining Contractual Term		2 years 3 months 19 days
Warrants
Warrants-Number of Shares
Balance at January 1	15,448,056
Granted	28,105,500
Exercised	(7,388,730)
Cancelled	(976,999)
Balance at December 31	35,187,847	15,448,056
Warrants Outstanding-Weighted Average Exercise Price
Balance at January 1	$ 0.81
Granted	0.27
Exercised	0.68
Cancelled	0.62
Balance at December 31	$ 0.41	$ 0.81
Exercisable December 31, Shares	35,187,847
Exercisable December 31, Exercise Price	$ 0.41
Weighted Average Remaining Contractual Term	2 years 3 months 19 days